Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

Promissory Notes

Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $13,000. The note has an OID of $500 and a maturity date of September 30, 2023.

Subsequent to June 30, 2023, the Company’s wholly-owned subsidiary, Abacus Tech Pty Ltd, entered into a loan agreement with a lender whereby the lender issued Abacus Tech Pty Ltd a promissory note with proceeds of $175,000 AUD. The note has a minimum OID of $23,000, which increases based upon the length of time the note is outstanding and has a maturity date of September 14, 2023. The note is secured by the Australian research & development credit.

Convertible Note

Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $300,000. The note bears interest at a rate of 10% per annum and the Company is required to make monthly payments of $47,143 beginning in December of 2023. Upon an event of default, the note is convertible into the Company’s common stock at a price equal to 90% of the lowest per-share VWAP during the twenty-day trading period before the conversion. As additional consideration for entering into the note, the Company issued the lender 2,250,000 shares of its common stock as commitment shares at a fair value of $164,250.

Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $261,250. The note bears interest at a rate of 12% per annum, has a maturity date of April 30, 2024, and the Company is required to make monthly payments of $45,417 beginning in October of 2023. Upon an event of default, the note is convertible into the Company’s common stock at the lower of $0.04 per share or a price equal to 75% of the lowest trading price during the ten-day trading period before the conversion. As additional consideration for entering into the note, the Company issued the lender 2,000,000 shares of its restricted common stock as commitment shares at a fair value of $84,000 and warrants to purchase 6,531,250 shares of the Company’s common stock for an exercise price of $0.04 per share.

Subsequent to June 30, 2023, the Company entered into a loan agreement with a lender whereby the lender issued the Company a promissory note of $143,000. The note bears interest at a rate of 10% per annum and a maturity date of July 27, 2024. Beginning January 27, 2024, the note is convertible into the Company’s common stock at a price equal to 65% of the lowest trading price during the ten-day trading period before the conversion.

Additional Purchase of Orbit Media LLC

Subsequent to June 30, 2023, the Company entered into a Membership Interest Purchase Agreement with Nicholas Scibilia, whereby the Company purchased an additional 17.5% in Orbit Media LLC in exchange for 1,093,750 shares of its restricted common stock with a fair value of $44,845.

Warrant Exchange

Subsequent to June 30, 2023, the Company granted warrant holders 18,480,000 warrants to exercise existing warrants. The Company issued 9,240,000 shares of common stock upon the exercise of these warrants and received $231,000 in connection with the exercise of the warrants.

Note 15 – Subsequent Events

Increase in Authorized Shares

On January 18, 2023, upon approval from our board of directors and stockholders, we filed Second Amended and Restated Articles of Incorporation with the Secretary of State of the State of Nevada for the purpose of increasing our authorized shares of Common Stock to 1,500,000,000.

Note Conversions

Subsequent to December 31, 2022, $1,417,782 in principal of three convertible notes converted into 6,946,851 shares of common stock.

Note Repayments and Warrant Cancellations

Subsequent to December 31, 2022, the Company repaid $1,500,000 in convertible notes, resulting in the cancellation of 1,216,008 warrants, per the Restructuring Agreements entered into on September 15, 2022.

Securities Purchase Agreements

Subsequent to December 31, 2022, the Company entered into a Securities Purchase Agreement with an investor to purchase 1,562,500 shares of common stock for gross proceeds of $750,000.

Convertible Notes

Subsequent to December 31, 2022, the Company entered into 3 convertible promissory notes with 3 investors for proceeds of $2,364,250.

Minority Investment in OG Collection, Inc.

Subsequent to December 31, 2022, an investor entered into a Subscription Agreement whereby it purchased from OG Collection, Inc., a subsidiary of the Company (“OG”), 50,000 shares of common stock of OG for a purchase price of $250,000, and, in connection therewith OG, the Company and the Investor entered into a Shareholder Agreement.

Additional Purchase of Orbit Media, LLC

Subsequent to December 31, 2022, the Company acquired an additional 5% of the membership interests of Orbit Media, LLC., bringing our total membership interests to 56%. Orbit Media LLC., has been consolidated due to the Company’s ownership of 85% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

February 2023 Warrant Exchange

On February 10, 2023 the Company entered into a letter agreement (the “Letter Agreement”), between Creatd and the respective holders of an aggregate of 2,161,415 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

March 2023 Warrant Exchange

On March 6, 2023 the Company entered a letter agreement (the “Letter Agreement”), between Creatd, Inc. and the respective holders of an aggregate of 1,607,050 warrants (the “Warrants”) to issue to the holders, for each Warrant held by such Selling Stockholder, one new warrant to purchase one share of the Company’s common stock in exchange for the immediate exercise of the Warrants. The new warrants are exercisable immediately, for a term of 60 months, at a price of $0.77, subject to customary adjustment provisions.

Additional Purchase of Dune, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 23% equity interest in Dune, Inc. bringing our total ownership to 85% . Dune, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Additional Purchase of WHE Agency, Inc.

Subsequent to December 31, 2022, the Company acquired an additional 51% of the equity interest in WHE Agency, Inc. bringing our total ownership to 95%. WHE Agency, Inc., has been consolidated due to the Company’s ownership of over 50% voting control, and the results of operations have been included since the date of acquisition in the Statements of Operations.

Consultant Shares

Subsequent to December 31, 2022, the Company issued 3,142,780 shares of Common Stock to consultants.

Employee & Officer Equity Awards

Subsequent to December 31, 2022, in recognition of certain employees having accepted reduced salaries beginning August 22, 2023, the Company issued equity awards totaling 7,512,918 shares to non-officer employees and 18,250,319 to officers of the Company. The fair value of these issuances is $16,134,193 and the Company will be paying approximately $3,477,062 in payroll taxes on behalf of employees receiving these awards.

Equity Line of Credit

Subsequent to December 31, 2022, the Company drew down from its outstanding Equity Line of Credit for total proceeds of $300,000.